Long-Term Debt - Long-Term Debt (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Foreign debt	$ 32,500,000	$ 25,700,000	$ 21,900,000
Total debt	1,275,000,000	1,294,800,000	1,305,400,000
Total long-term debt	1,242,500,000	1,262,500,000	1,270,100,000
2017 Notes [Member]
Debt Instrument [Line Items]
Senior Notes	600,000,000	600,000,000	600,000,000
2018 Notes [Member]
Debt Instrument [Line Items]
Senior Notes	300,000,000	300,000,000	300,000,000
Short-term credit facility borrowings [Member]
Debt Instrument [Line Items]
Short-term credit facility borrowings		6,600,000	13,500,000
Short-term foreign debt [Member]
Debt Instrument [Line Items]
Foreign debt	32,500,000	25,700,000	21,800,000
Ryerson Secured Credit Facility [Member]
Debt Instrument [Line Items]
Ryerson Secured Credit Facility	$ 342,500,000	$ 369,100,000	$ 383,500,000